Cost of Revenue (Details) - Schedule of cost of revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	$ 26,462,637	$ 22,346,521
Content acquisition and royalty costs [Member]
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	15,739,013	12,600,373
Payment processing and agency fees [Member]
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	6,339,355	6,819,022
Technology infrastructure costs [Member]
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	2,957,199	2,152,996
Amortization of intangible assets [Member]
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	711,919	623,276
Online and other costs [Member]
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	239,623	150,854
Barter transaction cost [Member]
Cost of Revenue (Details) - Schedule of cost of revenue [Line Items]
Cost of revenue	$ 475,528